Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Scheudle of Recognized Revenue from Contracts with Customers

The Company recognized revenue from contracts with customers for the years ended December 31, 2025, 2024 and 2023 as follows:

	Year ended December 31,
	2025	2024	2023

Revenues from CDMO recognized Over time	$406	$496	$-
Revenues from CDMO recognized Point in time	905	62	-
Revenues recognized from Licensing	-	100	-
Total	$1,311	$658	$-